PREPAID EXPENSE AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Spare parts	$ 6,308,655	$ 5,732,914
Prepaid value added tax (“VAT”)	627,463	1,808,141
Prepaid insurance fee	333,425	259,650
Others	913,024	226,962
Total	$ 8,182,567	$ 8,027,667